UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment            [_]  Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:



Name:       Terence M. Hogan
Title:      Managing Member
Phone:      (203) 222-4000


Signature, Place, and Date of Signing:

/s/ Terence M. Hogan      Westport, Connecticut                 May 15, 2012
--------------------     ------------------------           --------------------
     [Signature]              [City, State]                        [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:    $1,229,594
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number              Name

1.         028-10545                         Addison Clark Fund, L.P.

2.         028-10547                         Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Addison Clark Management, LLC
                                                           March 31, 2012
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-----------                   --------------    --------- --------  ------------------ --------------  -----  ----------------------
                                                            VALUE   SHS OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN CALL   DISCRETION     MGRS    SOLE    SHARED NONE
-----------                   --------------    --------- --------  -------   --- ---- --------------  -----  ---------- ------ ----
ABBOTT LABS                   COM               002824100  26,428    431,192  SH        SHARED-DEFINED  1,2      431,192
ALLIED NEVADA GOLD CORP       COM               019344100  16,851    518,003  SH        SHARED-DEFINED  1,2      518,003
AMERISTAR CASINOS INC         COM               03070Q101  58,777  3,154,962  SH        SHARED-DEFINED  1,2    3,154,962
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104  25,143    796,431  SH        SHARED-DEFINED  1,2      796,431
CALPINE CORP                  COM NEW           131347304  61,972  3,600,916  SH        SHARED-DEFINED  1,2    3,600,916
CENOVUS ENERGY INC            COM               15135U109  30,301    843,105  SH        SHARED-DEFINED  1,2      843,105
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  60,038    946,233  SH        SHARED-DEFINED  1,2      946,233
COACH INC                     COM               189754104  15,456    200,000      PUT   SHARED-DEFINED  1,2      200,000
COBALT INTL ENERGY INC        COM               19075F106  13,093    436,000  SH        SHARED-DEFINED  1,2      436,000
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192      54    905,320  SH        SHARED-DEFINED  1,2      905,320
EMERSON ELEC CO               COM               291011104  26,613    510,015  SH        SHARED-DEFINED  1,2      510,015
FULL HOUSE RESORTS INC        COM               359678109   2,290    806,211  SH        SHARED-DEFINED  1,2      806,211
GENON ENERGY INC              COM               37244E107  12,679  6,095,598  SH        SHARED-DEFINED  1,2    6,095,598
GEOMET INC DEL                COM               37250U201      28     40,936  SH        SHARED-DEFINED  1,2       40,936
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   4,770    193,667  SH        SHARED-DEFINED  1,2      193,667
HOST HOTELS & RESORTS INC     COM               44107P104  22,988  1,400,000      PUT   SHARED-DEFINED  1,2    1,400,000
INTEL CORP                    COM               458140100  38,743  1,378,035  SH        SHARED-DEFINED  1,2    1,378,035
ISLE OF CAPRI CASINOS INC     COM               464592104  26,421  3,742,347  SH        SHARED-DEFINED  1,2    3,742,347
LAS VEGAS SANDS CORP          COM               517834107  25,907    450,000      PUT   SHARED-DEFINED  1,2      450,000
LEGG MASON INC                COM               524901105  11,982    429,000      CALL  SHARED-DEFINED  1,2      429,000
LINCARE HLDGS INC             COM               532791100  31,666  1,223,551  SH        SHARED-DEFINED  1,2    1,223,551
LINKEDIN CORP                 COM CL A          53578A108  10,199    100,000  SH        SHARED-DEFINED  1,2      100,000
MARRIOTT INTL INC NEW         CL A              571903202  79,485  2,100,000      PUT   SHARED-DEFINED  1,2    2,100,000
MARRIOTT VACATIONS WRLDWDE C  COM               57164Y107  22,808    800,000      PUT   SHARED-DEFINED  1,2      800,000
MGM RESORTS INTERNATIONAL     COM               552953101  13,620  1,000,000      PUT   SHARED-DEFINED  1,2    1,000,000
MICROSOFT CORP                COM               594918104  43,803  1,358,016  SH        SHARED-DEFINED  1,2    1,358,016
MICROSOFT CORP                COM               594918104   6,410    198,700      CALL  SHARED-DEFINED  1,2      198,700
NETFLIX INC                   COM               64110L106  23,008    200,000      PUT   SHARED-DEFINED  1,2      200,000
NRG ENERGY INC                COM NEW           629377508  53,278  3,400,000  SH        SHARED-DEFINED  1,2    3,400,000
OCH ZIFF CAP MGMT GROUP       CL A              67551U105  20,924  2,254,755  SH        SHARED-DEFINED  1,2    2,254,755
PARKER HANNIFIN CORP          COM               701094104  25,365    300,000      PUT   SHARED-DEFINED  1,2      300,000
PENN NATL GAMING INC          COM               707569109  52,513  1,221,790  SH        SHARED-DEFINED  1,2    1,221,790
PFIZER INC                    COM               717081103  58,439  2,580,655  SH        SHARED-DEFINED  1,2    2,580,655
ROSETTA RESOURCES INC         COM               777779307  28,830    591,263  SH        SHARED-DEFINED  1,2      591,263
SILVER WHEATON CORP           COM               828336107  33,864  1,020,007  SH        SHARED-DEFINED  1,2    1,020,007
SPIRIT AIRLS INC              COM               848577102  40,031  1,994,586  SH        SHARED-DEFINED  1,2    1,994,586
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401  45,128    800,000      PUT   SHARED-DEFINED  1,2      800,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209  43,970  1,589,092  SH        SHARED-DEFINED  1,2    1,589,092
WAL MART STORES INC           COM               931142103  54,590    891,989  SH        SHARED-DEFINED  1,2      891,989
WELLCARE HEALTH PLANS INC     COM               94946T106  61,016    848,865  SH        SHARED-DEFINED  1,2      848,865


